Segments (Tables)	6 Months Ended
Jun. 30, 2026
Segments
Schedule of the company's selected financial information

The following table summarizes the Company’s selected financial information for the six months ended June 30, 2026, by segment (in thousands of US$):

	Container	Drybulk
Income Statement Metrics for the six months	vessels	vessels
ended June 30, 2026 (1)	segment	segment	Total

	(in ‘000s of US$)
Operating revenues	$468,200	$59,868	$528,068
Voyage expenses	(13,773)	(14,776)	(28,549)
Vessel operating expenses	(91,959)	(14,713)	(106,672)
Depreciation	(75,419)	(7,220)	(82,639)
Amortization of deferred drydocking and special survey costs	(16,640)	(6,142)	(22,782)
Interest income (excluding interest income from equity investments)	14,875	—	14,875
Interest expense and finance costs	(19,986)	—	(19,986)
Loss on debt extinguishment	(6,027)	—	(6,027)
Other segment items (2)	(29,914)	(3,210)	(33,124)
Net Income per segment	$229,357	$13,807	$243,164
Gain on investments, dividend income, interest income from equity investments and loss on equity investments			49,072
Net Income			$292,236
(1)	In the table below, the significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
(2)	Other segment items for each reportable segment include general and administrative expenses, other finance expenses, other (expenses)/income, net, and loss on derivatives.

The following table summarizes the Company’s selected balance sheet metrics as of June 30, 2026, by segment (in thousands of US$):

	Container	Drybulk
	vessels	vessels
Balance Sheet Metrics as of June 30, 2026	segment	segment	Total

	(in ‘000s of US$)
Total Assets per segment	$4,865,518	$358,883	$5,224,401
Marketable Securities (1)			223,176
Receivable from equity investments (1)			57
Total Assets			$5,447,634
(1)	Reflected under “Other current assets” in the condensed consolidated balance sheet.

The following table summarizes the Company’s selected financial information for the six months ended June 30, 2025, by segment (in thousands of US$):

	Container	Drybulk
Income Statement Metrics for the six months	vessels	vessels
ended June 30, 2025 (1)	segment	segment	Total

	(in ‘000s of US$)
Operating revenues	$475,636	$39,825	$515,461
Voyage expenses	(17,734)	(17,211)	(34,945)
Vessel operating expenses	(92,571)	(15,516)	(108,087)
Depreciation	(74,154)	(6,572)	(80,726)
Amortization of deferred drydocking and special survey costs	(18,252)	(4,233)	(22,485)
Interest income (excluding interest income from equity investments)	7,208	—	7,208
Interest expense and finance costs	(19,714)	—	(19,714)
Other segment items (2)	(25,481)	(2,569)	(28,050)
Net Income per segment	$234,938	$(6,276)	$228,662
Gain on investments, dividend income, interest income from equity investments and loss on equity investments			17,389
Net Income			$246,051

(1)	In the table below, the significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
(2)	Other segment items for each reportable segment include general and administrative expenses, other finance expenses, other (expenses)/income, net, and loss on derivatives.

The following table summarizes the Company’s selected balance sheet metrics as of December 31, 2025, by segment (in thousands of US$):

	Container	Drybulk
	vessels	vessels
Balance Sheet Metrics as of December 31, 2025	segment	segment	Total

	(in ‘000s of US$)
Total Assets per segment	$4,717,465	$275,965	$4,993,430
Marketable Securities (1)			120,244
Receivable from equity investments (1)			256
Total Assets			$5,113,930
(1)	Reflected under “Other current assets” in the condensed consolidated balance sheet.